RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS
As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062.  CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges.  During the period January 1 through December 31, 2010, the monthly base rent was $40,000.  During the period January 1 through August 31, 2009, the monthly base rent was $39,900.  For the period September 1 through December 31, 2009, the monthly base rent was $40,000.  Barakel, LLC is controlled by James McKenzie, majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

In May 2009, CUI Global and the holder of the $17,500,000 convertible promissory note, IED, Inc., of which a related party and two corporate officers, one of whom is also a director, are principals in the corporate note holder, agreed to amend the convertible promissory note by reducing the conversion rate from $0.25 to $0.07 per share to reflect the stock price for the ten day trailing average preceding April 24, 2009, the date of the agreement.  The agreement specifically retains the total maximum convertible shares at 70,000,000 as stated in the original note.  This amendment effectively reduced the Note principal from $17,500,000 to $4,900,000.  As a result, the Company recognized additional paid in capital related to the 2009 extinguishment of this debt of $11,808,513 and a reduction in the related discount of debt of $791,487.  In April 2010, CUI Global and the debt holder agreed to settle the note and related accrued interest totaling $850,500 for a one-time $50,000 payment and 1,000,000 shares of common stock valued at $0.07 per share in accordance with the note.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.  CUI Global recorded additional paid in capital of $5,630,500 related to this 2010 extinguishment of debt and expensed the remaining balance of the discount on debt relating to this note of $2,269,272.  At December 31, 2010, the balance on this note is $0.
During 2009, the Company paid $100,000 to an entity controlled by Colton Melby who is Chairman of the Board of Directors in settlement of a note payable of $125,000 and recognized additional paid in capital from the extinguishment of debt of $25,542 related to the remaining principal and accrued interest.

During 2009, 416,667 shares of common stock were sold pursuant to a stock purchase agreement with proceeds of $4,167 by an entity controlled by Colton Melby who is Chairman of the Board of Directors.

The Company recorded investment income of $78,074 during 2010 and in 2009 the Company recorded an investment loss of $41,424, related to its interest in Test Products International (“TPI”).  During 2010 and 2009, the Company received principal and interest payments totaling $0 and $15,000, respectively, on a note receivable from TPI.  For further details regarding TPI, please see Note 2 discussion Investment in Affiliate.

In September 2010, the Company negotiated an amendment to the $14,000,000 seller’s promissory note to International Electronic Devices, Inc., of which a related party and two corporate officers, one of whom is also a director, are principals in the corporate note holder.  This amendment provided forgiveness of the principal balance of $1,588,063 and forgiveness of accrued interest of $724,729, as well as an extension of the maturity date to May 15, 2018.  The total forgiveness of debt and accrued interest of $2,312,792 was recorded as additional paid in capital in 2010.  In exchange for this amendment, the Company agreed to make principal payments totaling $1,500,000 as follows: $1,200,000 before December 31, 2010 and an additional $300,000 in January 2011.  Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of $187,208 to IED during the first quarter of 2011.  $200,000 of the $1,200,000 in principal that was due before December 31, 2010 was settled for 1,000,000 shares of common stock at a conversion price of $0.20 per share.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.  Additionally, during 2010 and 2009, the Company made regular principal and interest payments on this seller’s promissory note in accordance with the terms of the note.  At December 31, 2010, the current portion of this note is $487,208, the long term balance is $10,308,983 and there is a discount on debt related to this note of $0.

During 2010, 14,134,085 shares of common stock were issued to two investors who converted their promissory notes totaling $1,250,000 and related accrued interest of $242,560 to common equity at $0.1056 per share.  A shareholder with more than 10% beneficial ownership in the Company and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

In August 2010, 18,939,394 shares of common stock were issued to four standby letter of credit guarantors who converted $2,000,000 of their letters of credit to common equity at $0.1056 per share.  Two directors, one former corporate officer and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued to three investors who exercised warrants at $0.01 per share.  The company received proceeds of $10,000.  One director, one former director and one former corporate officer participated in this transaction.  These warrants were granted to the Standby Letter of Credit guarantors as a bonus inducement to participate in the Letter of Credit guarantee that was used to secure the term loan necessary for the acquisition of CUI, Inc.
In October 2010, 666,666 shares of common stock were issued to a limited liability company investor that converted $100,000 of its promissory note to common equity at $0.15 per share in accordance with the convertible note terms.  A former officer of CUI Global is a principal in the limited liability company.

During 2010, 7,100,000 shares of common stock were sold at $0.20 per share pursuant to stock purchase agreements with proceeds of $1,420,000.  50,000 of these shares were issuable at 12/31/2010.  Of the 7,100,000 shares of common stock, 1,000,000 were issued to a director and 425,000 shares were issued to a limited liability company investor of which a former officer of CUI Global is a principal.